SUPPLEMENT DATED MAY 1, 2009 TO THE

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2009

The changes described below are effective as of May 1, 2009.

The section of the prospectus entitled “Are sales charge discounts and waivers available?” has been amended as follows:

1.	The first sentence in the first paragraph in the second column on page 90 is deleted and replaced with the following:

You can include in your LOI, accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse, accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which you or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer.

2.	The second sentence in the first complete paragraph on page 91 is deleted and replaced with the following:

For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your LOI.

3.	The first sentence in paragraph number 14 on page 92 is deleted and replaced with the following:

14. When you are reinvesting into a Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a Fund, on which you paid a front end sales charge.

4.	The first sentence in paragraph number 11 on page 93 is deleted and replaced with the following:

11. If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid.

IEP0509

SUPPLEMENT DATED MAY 1, 2009 TO THE

FIRST INVESTORS CASH MANAGEMENT FUND PROSPECTUS
Dated January 31, 2009

The changes described below are effective as of May 1, 2009.

The section of the prospectus entitled “Are sales charge discounts and waivers available?” has been amended as follows:

1.	The first sentence in the fourth paragraph on page 14 is deleted and replaced with the following:

You can include in your LOI, accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse, accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which you or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer.

2.	The second sentence in the first complete paragraph on page 15 is deleted and replaced with the following:

For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our nintey (90) day reinstatement privilege, the amount reinvested will not count towards completion of your LOI.

3.	The first sentence in paragraph number 14 on page 16 is deleted and replaced with the following:

14. When you are reinvesting into a Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a Fund, on which you paid a front end sales charge.

4.	The first sentence in paragraph number 11 on page 17 is deleted and replaced with the following:

11. If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid.

CM0509

SUPPLEMENT DATED MAY 1, 2009 TO THE

FIRST INVESTORS GOVERNMENT FUND PROSPECTUS
Dated January 31, 2009

The changes described below are effective as of May 1, 2009.

The section of the prospectus entitled “Are sales charge discounts and waivers available?” has been amended as follows:

1.	The first sentence in the fourth paragraph on page 16 is deleted and replaced with the following:

You can include in your LOI, accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse, accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which you or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer.

2.	The second sentence in the first complete paragraph on page 17 is deleted and replaced with the following:

For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your LOI.

3.	The first sentence in paragraph number 14 on page 18 is deleted and replaced with the following:

14. When you are reinvesting into a Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a Fund, on which you paid a front end sales charge.

4.	The first sentence in paragraph number 11 on page 19 is deleted and replaced with the following:

11. If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid.

GOV0509

SUPPLEMENT DATED MAY 1, 2009 TO THE

FIRST INVESTORS INVESTMENT GRADE FUND PROSPECTUS
Dated January 31, 2009

The changes described below are effective as of May 1, 2009.

The section of the prospectus entitled “Are sales charge discounts and waivers available?” has been amended as follows:

1.	The first sentence in the fourth paragraph on page 17 is deleted and replaced with the following:

You can include in your LOI, accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse, accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which you or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer.

2.	The second sentence in the first complete paragraph on page 18 is deleted and replaced with the following:

For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your LOI.

3.	The first sentence in paragraph number 14 on page 19 is deleted and replaced with the following:

14. When you are reinvesting into a Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a Fund, on which you paid a front end sales charge.

4.	The first sentence in paragraph number 11 on page 20 is deleted and replaced with the following:

11. If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid.

IG0509

SUPPLEMENT DATED MAY 1, 2009 TO THE

FIRST INVESTORS FUND FOR INCOME PROSPECTUS
Dated January 31, 2009

The changes described below are effective as of May 1, 2009.

The section of the prospectus entitled “Are sales charge discounts and waivers available?” has been amended as follows:

1.	The first sentence in the fourth paragraph on page 16 is deleted and replaced with the following:

You can include in your LOI, accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse, accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which you or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer.

2.	The second sentence in the first complete paragraph on page 17 is deleted and replaced with the following:

For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your LOI.

3.	The first sentence in paragraph number 14 on page 18 is deleted and replaced with the following:

14. When you are reinvesting into a Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a Fund, on which you paid a front end sales charge.

4.	The first sentence in paragraph number 11 on page 19 is deleted and replaced with the following:

11. If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid.

FFI0509

SUPPLEMENT DATED MAY 1, 2009 TO THE

FIRST INVESTORS INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2009

The changes described below are effective as of May 1, 2009.

A.    The time period set forth in the Statement of Additional Information (“SAI”) Part-II related to the reinstatement privilege has been reduced from 6 months to ninety (90) days. As a result, the SAI is amended as follows:

1.	The fourth sentence under the section entitled “Additional Information About Dividends and Other Distributions” on page II-43 is deleted in its entirety.

2.	The third sentence in the third paragraph on page II-45 is deleted and replaced with the following:

In addition, neither the ninety (90) day reinstatement privilege, nor any applicable free exchange privilege on money market shares, is transferred to a new owner.

B.	Information in Appendix “A” under the heading “Taxes” is amended as follows:

1.	The first and second sentences in the fourth full paragraph on page II-A-6 are deleted and replaced with the following:

Except as noted in the following sentence, (1) tax-exempt interest paid on certain private activity bonds (“PABs”) (including, to the extent a Tax-Exempt Fund receives such interest, a proportionate part of the exempt-interest dividends it pays) is a tax preference item for purposes of the federal alternative minimum tax (“AMT”) and (2) interest on all tax exempt obligations is included in a corporation’s “adjusted current earnings” for AMT purposes (“ACE”), without regard to whether a Tax Exempt Fund’s tax exempt interest is attributable to PABs. Pursuant to the American Recovery and Reinvestment Tax Act of 2009, interest on PABs will not be a tax preference item or be included in a corporation’s ACE with respect to bonds issued during 2009 and 2010, including refunding bonds issued during that period to refund bonds issued after 2003 and before 2009.

IFSAI0509